Income Taxes - Summary of Tax Loss and Tax Credits (Detail) $ in Millions	Dec. 31, 2018 MXN ($)
Tax Loss Carry Forwards [Member]
Disclosure of Income Taxes [Line Items]
2019	$ 1,809
2020	8,749
2021	3,984
2022	6,576
2023 and thereafter	276,089
Tax Loss And Tax Credits, Total	297,207
Amount of unrecognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2019	1,636
2020	8,483
2021	3,170
2022	6,389
2023 and thereafter	222,179
Tax Loss And Tax Credits, Total	241,857
Amount of recognized carryforwards [Member]
Disclosure of Income Taxes [Line Items]
2019	173
2020	266
2021	814
2022	187
2023 and thereafter	53,910
Tax Loss And Tax Credits, Total	$ 55,350